SHORT-TERM BANK LOANS AND LONG TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2012
Short-Term Bank Loans

Short-term bank loans as of March 31, 2012 and 2011 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Collateralized bank loans		¥500
Unsecured bank loans	¥5,780	5,652	$70,137

Total	¥5,780	¥6,152	$70,137

Long-Term Debt, Interest Rates and Maturities

Long-term debt as of March 31, 2012 and 2011 are summarized below. The interest rates and maturities are for loans as of March 31, 2012.

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Collateralized bank loans, with floating interest at 1.0%~3.7%, maturing through 2016	¥307	¥76	$3,725
Collateralized bank loans, with fixed interest at 1.5%, maturing through 2021	98		1,189
Unsecured bank loans, with fixed interest at 1.5%~1.8%, maturing through 2021	297	200	3,604
Capital lease obligation	0	8	0

Total	702	284	8,518

Less current portion	(64)	(70)	(777)

Long-term debt, less current portion	¥638	¥214	$7,741

Annual Maturities of Long-Term Debt

The annual maturities of long-term debt as of March 31, 2012 were as follows:

Year Ending March 31	Millions of Yen	Thousands of U.S. Dollars

2013	¥64	$777
2014	250	3,034
2015	50	607
2016	50	607
2017	50	607
Thereafter	238	2,886

Total	¥702	$8,518

Assets Pledged as Collateral for Bank Loans

As of March 31, 2012 and 2011, assets pledged as collateral for bank loans were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Land	¥952	¥803	$11,552
Buildings	758	460	9,198

Total	¥1,710	¥1,263	$20,750